First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
March 31, 2021 (Unaudited)
Besides the following listed futures contracts of the Fund’s wholly-owned subsidiary, there were no investments held by the Fund at March 31, 2021. Net assets of the Fund were $86,371,362 at March 31, 2021, and cash comprised $84,160.578, or 97.4% of net assets. Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. Aggregate cost for financial reporting purposes was $0. As of March 31, 2021, the aggregate gross unrealized appreciation for all futures contracts in which there was an excess of value over tax cost was $2,038,470 and the aggregate gross unrealized depreciation for all futures contracts in which there was an excess of tax cost over value was $1,287,249. The net unrealized appreciation was $751,221.
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2021:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Futures	9	$564,660	Apr–21	$(32,384)
Brent Crude Futures	22	1,370,820	May–21	(35,166)
Cattle Feeder Futures	14	1,045,800	May–21	(3,725)
Cocoa Futures	34	798,320	May–21	(65,490)
Cocoa Futures	71	1,693,350	Jul–21	(8,811)
Copper Futures	44	4,395,050	May–21	185,391
Copper Futures	3	300,038	Jul–21	137
Corn Futures	155	4,372,937	May–21	164,350
Corn Futures	100	2,737,500	Jul–21	123,099
Cotton No. 2 Futures	51	2,062,440	May–21	(113,475)
Gasoline RBOB Futures	31	2,551,529	Apr–21	342,577
Gasoline RBOB Futures	40	3,282,048	May–21	200,992
Gasoline RBOB Futures	39	3,173,625	Jun–21	(25,134)
Gold 100 Oz. Futures	20	3,431,200	Jun–21	(39,247)
Lean Hogs Futures	117	4,928,040	Jun–21	96,169
LME Lead Futures	18	887,287	Jun–21	(51,731)
LME Nickel Futures	18	1,734,588	Jun–21	(275,292)
LME Price Aluminum Futures	25	1,380,469	Jun–21	(10,506)
LME Zinc Futures	13	915,444	Jun–21	(20,913)
Low Sulphur Gasoil “G” Futures	21	1,065,750	May–21	(51,917)
Low Sulphur Gasoil “G” Futures	15	764,625	Jun–21	(21,389)
Low Sulphur Gasoil “G” Futures	16	818,400	Jul–21	(4,830)
NY Harbor ULSD Futures	11	819,034	May–21	(3,843)
Platinum Futures	27	1,608,525	Jul–21	(2,572)
Silver Futures	25	3,066,500	May–21	(264,951)
Soybean Futures	71	5,100,462	May–21	141,728
Soybean Futures	4	285,550	Jul–21	11,150
Soybean Meal Futures	127	5,374,640	May–21	(3,885)
Soybean Meal Futures	2	84,960	Jul–21	4,720
Soybean Oil Futures	112	3,556,224	May–21	458,798
Soybean Oil Futures	54	1,644,624	Jul–21	46,673
WTI Crude Futures	14	815,360	Aug–21	(18,285)
		$66,629,799		$722,238
Futures Contracts Short:
Coffee “C” Futures	26	$(1,204,125)	May–21	$36,590
Coffee “C” Futures	29	(1,363,725)	Jul–21	(27,918)
KC HRW Wheat Futures	28	(806,050)	May–21	34,727
KC HRW Wheat Futures	59	(1,716,162)	Jul–21	(60,263)
Live Cattle Futures	56	(2,752,960)	Jun–21	(77,022)
Natural Gas Futures	88	(2,295,040)	Apr–21	44,009
Natural Gas Futures	87	(2,320,290)	May–21	33,564
Natural Gas Futures	82	(2,240,240)	Jun–21	106,844
Natural Gas Futures	80	(2,202,400)	Jul–21	(68,500)

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Futures Contracts Short: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Sugar #11 (World) Futures	17	$(281,221)	Jun–21	$257
Wheat (CBT) Futures	128	(3,955,200)	May–21	6,695
		$(21,137,413)		$28,983
	Total	$45,492,386		$751,221

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ 2,038,470	$ 2,038,470	$ —	$ —

LIABILITIES TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (1,287,249)	$ (1,287,249)	$ —	$ —